Tax-Managed Growth Portfolio as of October 31, 1998

PORTFOLIO OF INVESTMENTS

Common Stocks-- 93.1%

Security                                  Shares               Value
--------------------------------------------------------------------------------

Advertising and Marketing Services -- 2.5%
--------------------------------------------------------------------------------
ACNielsen Corp.(1)                          45,668             $   1,221,619
Advo, Inc.(1)                              170,000                 4,324,375
Harte-Hanks Communications, Inc.           144,604                 3,515,685
Interpublic Group of Companies, Inc.       540,138                31,598,073
Interpublic Group of Companies, Inc.(2)     42,000                 2,457,000
Omnicom Group, Inc.                      2,164,018               106,983,639
R.H. Donelley Corp.                          8,153                   114,142
Snyder Communications, Inc.(1)(2)          442,500                15,781,191
Snyder Communications, Inc.(1)(2)           40,000                 1,425,716
TMP Worldwide, Inc.(1)                      43,000                 1,290,000
True North Communications, Inc.             93,000                 2,197,125
WPP Group PLC                              488,000                 2,427,263
Young and Rubicam, Inc.(1)                 186,000                 4,859,250
--------------------------------------------------------------------------------
                                                               $ 178,195,078
--------------------------------------------------------------------------------

Aerospace and Defense -- 0.3%
--------------------------------------------------------------------------------
Allied Signal, Inc.                         25,000             $     973,438
Boeing Company (The)                       228,127                 8,554,763
Raytheon Co., Class B                      213,564                12,400,060
--------------------------------------------------------------------------------
                                                               $  21,928,261
--------------------------------------------------------------------------------

Apparel & Textiles -- 0.0%
--------------------------------------------------------------------------------
Unifi, Inc.                                 50,000             $     843,750
--------------------------------------------------------------------------------
                                                               $     843,750
--------------------------------------------------------------------------------

Auto and Parts -- 1.0%
--------------------------------------------------------------------------------
Aftermarket Technology Corp.(1)(2)          46,000             $     286,925
Borg-Warner Automotive, Inc.               225,000                10,546,875
Chrysler Corp.                              32,000                 1,540,000
Ford Motor Co.                              32,000                 1,736,000
General Motors Corp.                         5,396                   340,285
Genuine Parts Co.                          147,059                 4,632,359
Harley-Davidson, Inc.                        1,000                    38,750
Magna International, Inc., Class A         775,000                48,098,438
Meritor Automotive, Inc.                    61,133                 1,142,423
SPX Corp.(1)                                47,862                 2,605,500
TRW, Inc.                                    2,000                   113,875
--------------------------------------------------------------------------------
                                                               $  71,081,430
--------------------------------------------------------------------------------

Banks - Money Center-- 0.2%
--------------------------------------------------------------------------------
Bank of Montreal                            36,650             $   1,498,069
Chase Manhattan Corp.                       78,706                 4,471,485
Morgan (J.P.) & Co., Inc.                    1,000                    94,250
National Westminster Bank PLC                8,753                   875,847
Wells Fargo & Co.                           11,542                 4,270,540
--------------------------------------------------------------------------------
                                                               $  11,210,191
--------------------------------------------------------------------------------

Banks - Regional -- 4.8%
--------------------------------------------------------------------------------
AmSouth Bancorporation                      27,492             $   1,101,398
Bank of Granite Corp.                       22,500                   753,750
Bank of New York Co., Inc. (The)           156,344                 4,934,608
Bank One Corp.                             779,787                38,112,090
Bank United Corp.                            2,000                    79,688
BankAmerica Corp.                          611,570                35,127,036
BankBoston Corp.                           202,160                 7,442,015
BB&T Corp.                                  66,470                 2,372,148
City National Corp.                        100,000                 3,418,750
Colonial Bancgroup, Inc. (The)             310,822                 4,060,112
Comerica, Inc.                             100,000                 6,450,000
Community First Bancshares, Inc.           296,000                 5,883,000
Community First Bancshares, Inc.(2)         72,000                 1,428,615
Compass Bancshares, Inc.                   171,112                 6,299,061
Crestar Financial Corp.                     28,348                 1,867,425
Fifth Third Bancorp.                       112,500                 7,453,125
First Citizens BancShares, Inc.             35,300                 3,150,525
First Tennessee National Corp.              33,488                 1,061,151
First Union Corp.                          974,826                56,539,907
Fleet Financial Group, Inc.                114,972                 4,591,694
Golden West Financial Corp.                  7,000                   634,813
Keycorp                                    163,689                 4,961,823
Marshall and Ilsley Corp.                   20,000                   975,000
Mellon Bank Corp.                           16,000                   962,000
Mercantile Bancorporation, Inc.             58,722                 2,682,861
National City Corp.                         61,553                 3,958,627
National Commerce Bancorporation(2)        159,632                 2,831,579
Northern Trust Corp.                       181,898                13,414,978
Norwest Corp.                            2,154,655                80,126,232
PNC Bank Corp.                              62,502                 3,125,100
Regions Financial Corp.                     49,300                 1,824,100
Southwest Bancorporation of Texas,
Inc.(1)                                      7,688                   117,723
Sovereign Bancorp., Inc.                   366,000                 4,803,750
Summit Bancorp.                             21,642                   821,043


                        See notes to financial statements

Tax-Managed Growth Portfolio  as of October 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Security                              Shares               Value
--------------------------------------------------------------------------------

Banks - Regional (continued)
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                       480             $      33,450
U.S. Bancorp.                          136,000                 4,964,000
Union Planters Corp.                    14,875                   690,758
Valley National Bancorp.               230,863                 6,233,301
Wachovia Corp.                          37,199                 3,380,459
Washington Mutual, Inc.                143,506                 5,372,506
Westamerica Bancorporation              82,596                 2,746,317
Zions Bancorporation                    20,000                 1,061,250
--------------------------------------------------------------------------------
                                                           $ 337,847,768
--------------------------------------------------------------------------------

Beverages -- 1.4%
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.              261,465             $  15,540,826
Coca-Cola Company (The)                582,666                39,402,788
PepsiCo, Inc.                        1,251,241                42,229,384
--------------------------------------------------------------------------------
                                                           $  97,172,998
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.9%
--------------------------------------------------------------------------------
Clear Channel Communications,
  Inc.(1)                              108,600             $   4,948,088
Comcast Corp., Class A                  62,500                 3,085,938
Cox Communications, Inc., Class
  A(1)                                  93,319                 5,120,880
Liberty Media Group, Class A(1)         91,828                 3,495,203
MediaOne Group, Inc.(1)                258,524                10,938,797
Tele-Communications, Inc., Series
  A(1)                                 490,073                20,644,325
Univision Communications, Inc.(1)      200,649                 5,919,146
Univision Communications,
  Inc.(1)(2)                           183,556                 5,405,877
--------------------------------------------------------------------------------
                                                           $  59,558,254
--------------------------------------------------------------------------------

Building Materials and Tools -- 0.6%
--------------------------------------------------------------------------------
American Standard Companies,
  Inc.(1)                              172,899             $   5,521,962
CRH PLC                                257,105                 3,745,994
Interface, Inc.                        323,608                 3,984,424
Masco Corp.                            228,662                 6,445,410
Sherwin-Williams Co. (The)              44,670                 1,125,126
Snap-On, Inc.(2)                        44,444                 1,574,984
Valspar Corp.                          620,000                17,398,750
Walter Industries, Inc.(1)               1,000                    14,000
--------------------------------------------------------------------------------
                                                           $  39,810,650
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.7%
--------------------------------------------------------------------------------
Cintas Corp.                            39,604             $   2,118,814
Corrections Corporation of
  America(1)                            97,310                 1,873,218
Fair, Issac and Co., Inc.               88,828                 3,564,224
Fair, Issac and Co., Inc.(2)           150,000                 6,011,227
Half (Robert) International,
  Inc.(1)                                1,800                    72,225
Manpower, Inc.                         110,000                 2,653,750
Metzler Group, Inc. (The)(1)           314,880                13,224,960
Navigant International, Inc.(1)         59,631                   342,878
Romac International, Inc.(1)(2)         45,546                   796,524
Service Master Co.                      68,343                 1,443,746
Staff Leasing, Inc.(1)                  78,125                   966,797
Staff Leasing, Inc.(1)(2)               78,125                   964,863
Sylvan Learning Systems, Inc.(1)       509,469                15,729,855
Viad Corp.                              40,314                 1,106,115
--------------------------------------------------------------------------------
                                                           $  50,869,196
--------------------------------------------------------------------------------

Chemicals -- 0.6%
--------------------------------------------------------------------------------
Bayer AG ADR                            40,000             $   1,625,428
Dow Chemical Co. (The)                  21,318                 1,995,898
DuPont (E.I.) de Nemours & Co.         224,967                12,935,603
Eastman Chemical Co.                       123                     7,226
Monsanto Co.                           492,240                19,997,250
Octel Corp.(1)                           8,322                   120,149
Olin Corp.                               1,037                    28,712
Solutia, Inc.                          200,336                 4,394,871
--------------------------------------------------------------------------------
                                                           $  41,105,137
--------------------------------------------------------------------------------

Communications Equipment -- 1.5%
--------------------------------------------------------------------------------
Dialogic Corp.(1)                       80,000             $   1,800,000
General Cable Corp.                      3,000                    59,250
General Motors Corp., Class H          300,000                11,475,000
L.M. Ericsson Telephone Co., ADR       452,000                10,226,500
Lucent Technologies, Inc.                4,205                   337,188
Nokia Corp., Class A ADR               659,380                61,363,550
Northern Telecom Ltd.                  111,740                 4,783,869
PairGain Technologies, Inc.(1)         350,581                 2,881,355
Salient 3 Communications, Inc.,
  Class A                               78,125                   546,875
Tellabs, Inc.(1)                       151,623                 8,339,265
--------------------------------------------------------------------------------
                                                           $ 101,812,852
--------------------------------------------------------------------------------


                       See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D




Security                                Shares                 Value
--------------------------------------------------------------------------------

Communications Services-- 1.4%
--------------------------------------------------------------------------------
Airtouch Communications, Inc.(1)             1,865             $     104,440
Aliant Communications, Inc.                 36,322                 1,024,963
Alltel Corp.                                54,746                 2,562,817
American Tower Corp., Class A(1)           149,451                 3,269,241
Ameritech Corp.                             28,362                 1,529,775
AT&T Corp.                                  36,767                 2,288,746
Bell Atlantic Corp.                          8,166                   433,819
BellSouth Corp.                              6,980                   557,091
Citizens Utilities Corp., Class B(1)        44,975                   404,773
Excel Communications, Inc.(1)              100,000                 2,406,250
GTE Corp.                                    3,789                   222,367
GTE Corp.(2)                                17,500                 1,025,747
Intermedia Communications, Inc.(1)         113,637                 2,102,285
MCI  Worldcom, Inc.(1)                   1,158,374                64,000,163
McLeodUSA, Inc.(1)                          57,143                 2,089,291
McLeodUSA, Inc.(1)(2)                       36,000                 1,315,373
Nextel Communications, Inc., Class A(1)     75,830                 1,374,419
Premiere Technologies, Inc.(1)              28,000                   154,000
SBC Communications, Inc.                     9,342                   432,651
Sprint Corp.                                 1,600                   122,800
Tel-Save Holdings, Inc.(1)                 247,376                 2,218,666
Telecom Corp. of New Zealand Ltd. ADR        8,000                   264,000
Telephone & Data Systems, Inc.             131,756                 5,253,771
US West, Inc.                                8,339                   478,450
--------------------------------------------------------------------------------
                                                               $  95,635,898
--------------------------------------------------------------------------------

Computer Software -- 2.6%
--------------------------------------------------------------------------------
Baan Co., NV ADR(1)                        223,926             $   2,463,186
BMC Software, Inc.(1)                        8,000                   384,500
Boole and Babbage, Inc.(1)                  40,000                 1,065,000
Cadence Design Systems, Inc.(1)            506,000                10,815,750
Computer Associates International, Inc.    854,684                33,653,183
Compuware Corp.(1)                           1,400                    75,863
CSG Systems International, Inc.(1)          20,558                 1,120,411
HNC Software, Inc.(1)                      254,814                 8,568,121
HNC Software, Inc.(1)(2)                   147,980                 4,971,681
Intuit, Inc.(1)                            286,227                14,454,464
Microsoft Corp.(1)                         235,255                24,907,623
Oracle Corp.(1)                          1,262,500                37,322,656
Parametric Technology Corp.(1)              94,600                 1,572,725
PeopleSoft, Inc.(1)                        354,174                 7,504,062
Platinum Technology, Inc.(1)               155,000                 2,547,813
Sapient Corp.(1)                           323,876                14,594,662
Security Dynamics Technologies, Inc.(1)     40,000                   410,000
Siebel Systems, Inc.(1)                    118,000                 2,411,625
Sterling Commerce, Inc.(1)                   2,388                    84,177
Structural Dynamics Research Corp.(1)      675,000                 9,703,125
Wind River Systems, Inc.(1)(2)              13,000                   569,183
--------------------------------------------------------------------------------
                                                               $ 179,199,810
--------------------------------------------------------------------------------

Computers and Business Equipment -- 7.1%
--------------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                  33,715             $     383,508
Cisco Systems, Inc.(1)                     965,884                60,850,691
Compaq Computer Corp.                       38,714                 1,224,330
Dell Computer Corp.(1)                       3,800                   248,900
Dell Computer Corp.(1)(2)                1,500,000                98,184,499
Dell Computer Corp.(1)(2)                  150,512                 9,842,105
EMC Corp.(1)                                 5,800                   373,375
Fore Systems, Inc.(1)                       52,250                   816,406
Fore Systems, Inc.(1)(2)                    38,466                   600,030
Gateway 2000, Inc.(1)(2)                   200,000                11,143,896
Hewlett-Packard Co.                        588,680                35,431,178
International Business Machines Corp.      154,293                22,902,867
Lexmark International Group, Inc.(1)     1,841,746               128,807,110
Sun Microsystems, Inc.(1)                    3,500                   203,875
Xerox Corp.                              1,314,000               127,293,749
--------------------------------------------------------------------------------
                                                               $ 498,306,519
--------------------------------------------------------------------------------

Conglomerates -- 1.3%
--------------------------------------------------------------------------------
General Electric Co.                       974,391             $  85,259,212
United Technologies Corp.                   86,242                 8,214,551
--------------------------------------------------------------------------------
                                                               $  93,473,763
--------------------------------------------------------------------------------

Consumer Services -- 0.3%
--------------------------------------------------------------------------------
Block (H&R), Inc.                          366,177             $  16,409,307
Cendant Corp.(1)                           187,999                 2,150,239
Service Corp. International                  3,000                   106,875
Stewart Enterprises, Inc.                  153,992                 3,551,441
--------------------------------------------------------------------------------
                                                               $  22,217,862
--------------------------------------------------------------------------------

Containers and Packaging -- 0.2%
--------------------------------------------------------------------------------
Sealed Air Corp.(1)                        325,000             $  11,517,188
Sonoco Products Co.                         78,571                 2,229,452
--------------------------------------------------------------------------------
                                                               $  13,746,640
--------------------------------------------------------------------------------

                        See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                               Shares              Value

--------------------------------------------------------------------------------

Distribution Services -- 1.7%
--------------------------------------------------------------------------------
Airgas, Inc.(1)                         61,000             $     701,500
Airgas, Inc.(1)(2)                     205,555                 2,363,883
Cardinal Health, Inc.                  379,200                35,858,100
School Specialty, Inc.(1)               66,257                 1,043,541
Supervalu, Inc.                         26,723                   641,352
Sysco Corp.                          1,763,972                47,516,996
U.S. Foodservice, Inc.(1)              505,489                24,010,728
U.S. Foodservice, Inc.(1)(2)            66,438                 3,151,860
US Office Products Co.(1)              149,077                 1,146,031
Wilmar Industries, Inc.(1)              50,000                 1,237,500
--------------------------------------------------------------------------------
                                                           $ 117,671,491
--------------------------------------------------------------------------------

Drugs -- 9.8%
--------------------------------------------------------------------------------
Abbott Laboratories                    888,180             $  41,688,949
Agouron Pharmaceuticals, Inc.(1)       242,400                 9,393,000
American Home Products Corp.             4,600                   224,250
Amgen, Inc.(1)                         405,532                31,859,608
Astra AB, Class A                    1,074,400                17,387,015
Astra AB, Class B ADR                  160,000                 2,550,000
Bristol-Myers Squibb Co.               363,531                40,192,896
Covance, Inc.(1)                        81,250                 2,264,844
Elan Corp., PLC ADR(1)                 361,360                25,317,785
Genentech, Inc.(1)                      80,000                 5,730,000
Genzyme Corp.(1)                        12,150                    41,006
Genzyme Corp., Class A(1)            1,490,000                62,673,124
Incyte Pharmaceuticals, Inc.(1)(2)     577,571                17,605,933
Incyte Pharmaceuticals, Inc.(1)(2)     150,856                 4,599,114
Lilly (Eli) & Co.                      812,448                65,757,509
Merck & Co., Inc.                      587,004                79,392,290
Parexel International Corp.(1)(2)       35,000                   771,705
Pfizer, Inc.                           852,858                91,522,323
Quintiles Transnational Corp.(1)       195,420                 8,842,755
Schering-Plough Corp.                  321,892                33,114,640
Sepracor, Inc.(1)                      440,000                30,195,000
SmithKline Beecham PLC ADR             225,440                14,371,800
Teva Pharmaceutical Industries
 Ltd. ADR(2)                           100,000                 3,938,097
Vertex Pharmaceuticals, Inc.(1)         35,000                   923,125
Warner-Lambert Co.                     716,032                56,119,007
Watson Pharmaceuticals, Inc.(1)        599,550                33,349,969
Watson Pharmaceuticals, Inc.(1)(2)     122,888                 6,827,100
--------------------------------------------------------------------------------
                                                           $ 686,652,844
--------------------------------------------------------------------------------

Electric Utilities -- 0.2%
--------------------------------------------------------------------------------
Central and South West Corp.             1,600             $      44,500
Dominion Resources, Inc.                28,938                 1,336,574
Duke Energy Corp.                        1,800                   116,438
New England Electric System              2,700                   109,856
Teco Energy, Inc.                       40,000                 1,105,000
Texas Utilities Co.                    250,196                10,946,075
--------------------------------------------------------------------------------
                                                           $  13,658,443
--------------------------------------------------------------------------------

Electrical Equipment -- 0.6%
--------------------------------------------------------------------------------
American Power Conversion Corp.(1)     200,000             $   8,487,500
AMP, Inc.                              112,340                 4,612,961
Emerson Electric Co.                   151,648                10,008,768
Molex, Inc., Class A                    90,066                 2,944,032
Rockwell International Corp.           183,700                 7,543,181
Sanmina Corp.(1)(2)                    150,000                 6,139,750
Thomas and Betts Corp.                  22,963                 1,026,159
--------------------------------------------------------------------------------
                                                           $  40,762,351
--------------------------------------------------------------------------------

Electronics - Instruments -- 0.2%
--------------------------------------------------------------------------------
Dionex Corp.(1)                        362,140             $   9,641,978
Waters Corp.(1)                         29,580                 2,174,130
X-Rite, Inc.                           310,000                 2,208,750
X-Rite, Inc.(2)                        118,000                   840,190
--------------------------------------------------------------------------------
                                                           $  14,865,048
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 2.2%
--------------------------------------------------------------------------------
Altera Corp.(1)                          3,600             $     149,850
Analog Devices, Inc.(1)              1,630,000                32,396,250
Burr-Brown Corp.(1)                    600,000                11,137,500
Intel Corp.                            729,379                65,051,489
KLA-Tencor Corp.(1)                     36,000                 1,327,500
Lam Research Corp.(1)                  106,000                 1,530,375
Linear Technologies Corp.               66,000                 3,935,250
Maxim Intergrated Products Co.(1)       40,000                 1,427,500
Motorola, Inc.                         112,768                 5,863,936
National Semiconductor Corp.(1)         79,368                 1,006,982


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of October 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Security                              Shares               Value
--------------------------------------------------------------------------------

Electronics - Semiconductors (continued)
--------------------------------------------------------------------------------
Smart Modular Technologies, Inc.(1)     60,000             $   1,260,000
Speedfam International, Inc.(1)        221,000                 3,563,625
Texas Instruments, Inc.                337,948                21,607,550
Ultratech Stepper, Inc.(1)             245,129                 4,412,322
Uniphase Corp.(1)(2)                    25,932                 1,282,778
--------------------------------------------------------------------------------
                                                           $ 155,952,907
--------------------------------------------------------------------------------

Engineering and Construction -- 0.1%
--------------------------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)      162,455             $   5,300,094
--------------------------------------------------------------------------------
                                                           $   5,300,094
--------------------------------------------------------------------------------

Entertainment -- 0.5%
--------------------------------------------------------------------------------
Callaway Golf Co.(2)                    35,715             $     388,090
Disney (Walt) Co.                       80,700                 2,173,856
Mattel, Inc.                            20,995                   753,196
Time Warner Inc.                       250,684                23,266,609
Time Warner Inc., Series J              31,209                 2,890,792
Viacom Inc., Class B(1)                 35,399                 2,119,515
--------------------------------------------------------------------------------
                                                           $  31,592,058
--------------------------------------------------------------------------------

Environmental Services -- 0.6%
--------------------------------------------------------------------------------
Browning-Ferris Industries, Inc.       391,647             $  13,878,991
U.S. Filter Corp.(1)                   100,412                 2,127,479
Waste Management, Inc.                 552,975                24,952,997
--------------------------------------------------------------------------------
                                                           $  40,959,467
--------------------------------------------------------------------------------

Financial Services - Miscellaneous -- 3.6%
--------------------------------------------------------------------------------
American Express Co.                   616,648             $  54,496,267
Associates First Capital Corp.         200,000                14,100,000
Capital One Financial Corp.             73,411                 7,469,569
Citigroup                            1,395,391                65,670,588
Fannie Mae                             945,355                66,942,950
FirstPlus Financial Group,
  Inc.(1)(2)                           120,000                   532,500
Freddie Mac                            352,500                20,268,750
Household International, Inc.          199,293                 7,286,650
Providian Financial Corp.              166,107                13,184,743
--------------------------------------------------------------------------------
                                                           $ 249,952,017
--------------------------------------------------------------------------------

Foods -- 3.7%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.             143,775             $   2,399,245
Bestfoods                               22,400                 1,220,800
Conagra, Inc.                          294,949                 8,977,510
Flowers Industries, Inc.               393,000                 8,056,500
General Mills, Inc.                     24,850                 1,826,475
Kellogg Co.                             69,714                 2,300,562
McCormick & Co., Inc.                  629,298                19,547,569
Nabisco Holdings Corp., Class A        100,000                 3,775,000
Pioneer Hi-Bred International,
  Inc.                                 952,171                26,660,788
Quaker Oats Co. (The)                   39,942                 2,359,074
Riviana Foods, Inc.                    150,000                 2,939,070
Riviana Foods, Inc.(2)                 100,000                 1,956,109
Sara Lee Corp.                         577,972                34,497,704
Tyson Food, Inc.                       870,276                20,016,348
Unilever ADR                         1,502,000               113,025,499
Wrigley (Wm.) Jr. Co.                  113,180                 9,160,506
--------------------------------------------------------------------------------
                                                           $ 258,718,759
--------------------------------------------------------------------------------

Furniture and Appliances -- 0.5%
--------------------------------------------------------------------------------
HON Industries, Inc.                 1,135,488             $  24,058,152
HON Industries, Inc.(2)                134,930                 2,856,923
Leggett & Platt, Inc.                  298,328                 6,973,417
Miller (Herman), Inc.                  120,000                 2,647,500
--------------------------------------------------------------------------------
                                                           $  36,535,992
--------------------------------------------------------------------------------

Health Services -- 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                             59,821             $   4,464,142
Beverly Enterprises, Inc.(1)           357,143                 2,410,715
FPA Medical Management, Inc.(1)(3)     315,000                     3,150
Genesis Health Ventures, Inc.(1)         4,000                    54,000
Health Management Associates, Inc.,
  Class A(1)                            61,170                 1,089,591
HealthSouth Corp.(1)                   146,000                 1,770,250
Integrated Health Services, Inc.        50,000                   809,375
Magellan Health Services, Inc.(1)       50,000                   453,125
MedPartners, Inc.(1)                    17,696                    63,042
Omnicare, Inc.                          25,650                   886,528
Orthodontic Centers of America,
  Inc.(1)                              100,000                 1,893,750
Pacificare Health Systems, Inc.,
  Class B(1)                            19,500                 1,535,625
PhyCor, Inc.(1)                        312,500                 2,265,625
Quest Diagnostics, Inc.(1)              15,625                   259,766
Quorum Health Group, Inc.(1)            55,733                   808,129


                       See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Security                              Shares               Value
--------------------------------------------------------------------------------

Health Services (continued)
--------------------------------------------------------------------------------
Renal Care Group, Inc.(1)              175,282             $   5,105,088
Renal Care Group, Inc.(1)(2)           196,225                 5,703,623
Response Oncology, Inc.(1)              44,761                   223,805
Sunrise Assisted Living, Inc.(1)       210,000                 9,043,125
Sunrise Assisted Living,
  Inc.(1)(2)                           140,000                 6,023,324
United HealthCare Corp.                 20,000                   871,250
Vencor, Inc.(1)                         25,600                   118,400
--------------------------------------------------------------------------------
                                                           $  45,855,428
--------------------------------------------------------------------------------

Household Products -- 2.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                      8,400             $     333,375
Blyth Industries, Inc.(1)              522,000                14,420,250
Blyth Industries, Inc.(1)(2)            40,000                 1,104,263
Blyth Industries, Inc.(1)(2)            20,000                   551,395
Colgate-Palmolive Co.                   54,337                 4,802,032
Fortune Brands, Inc.                     1,500                    49,594
Gillette Co.                         1,605,200                72,133,674
Helen of Troy Ltd.(1)                   65,000                   966,875
Kimberly-Clark Corp.                   551,928                26,630,526
Procter & Gamble Co.                   389,741                34,638,231
Rubbermaid, Inc.                       463,920                15,396,345
--------------------------------------------------------------------------------
                                                           $ 171,026,560
--------------------------------------------------------------------------------

Industrial Equipment -- 0.8%
--------------------------------------------------------------------------------
Dover Corp.                            355,445             $  11,285,379
DT Industries, Inc.                     37,728                   679,104
Federal Signal Corp.                   283,471                 6,821,021
Illinois Tool Works, Inc.              169,010                10,837,766
Parker-Hannifin Corp.                  150,898                 5,394,604
Regal Beloit Corp.                     265,000                 5,581,563
Tecumseh Products Co., Class A         156,420                 8,133,840
Tyco International Ltd.                 83,462                 5,169,428
--------------------------------------------------------------------------------
                                                           $  53,902,705
--------------------------------------------------------------------------------

Information Services -- 4.5%
--------------------------------------------------------------------------------
Acxiom Corp.(1)                        210,527             $   5,289,491
America Online, Inc.(1)                 10,800                 1,372,275
At Home Corp., Series A(1)(2)           20,291                   875,609
Automatic Data Processing, Inc.      1,756,243               136,657,657
Aztec Technology Partners(1)           119,262                   648,486
Bell and Howell Co.(1)                 115,000                 3,047,500
BISYS Group, Inc. (The)(1)              53,873                 2,356,944
Ceridian Corp.(1)                       90,500                 5,192,438
Computer Sciences Corp.                450,202                23,748,156
Dun and Bradstreet Corp. (The)          40,768                 1,156,792
Electronic Data Systems Corp.          155,000                 6,306,563
Equifax, Inc.                           40,000                 1,547,500
First Data Corp.                       282,761                 7,493,167
HBO and Co.                             27,599                   724,474
IDX Systems Corp.(1)(2)                 35,000                 1,481,271
IMS Health, Inc.                       249,006                16,558,899
Lason, Inc.(1)(2)                      165,000                 9,027,728
Lason, Inc.(1)(2)                      190,000                10,381,695
National Data Corp.                     81,333                 2,755,155
Nielsen Media Research                  83,002                 1,177,591
Paychex, Inc.                           87,976                 4,376,806
Reuters Holdings PLC ADR               273,945                16,607,916
Saville Systems PLC(1)                 320,000                 5,400,000
Saville Systems PLC ADR(1)(2)           99,197                 1,670,601
Saville Systems PLC ADR(1)(2)              297                     5,004
SunGard Data Systems, Inc.(1)        1,382,319                46,653,266
USCS International, Inc.(1)(2)         150,000                 4,456,922
--------------------------------------------------------------------------------
                                                           $ 316,969,906
--------------------------------------------------------------------------------

Insurance -- 8.3%
--------------------------------------------------------------------------------
20th Century Industries                 70,700             $   1,736,569
Aegon, N.V. ADR                         86,504                 7,558,287
Allmerica Financial Corp.                1,500                    75,000
Allstate Corp. (The)                 1,046,416                45,061,289
American General Corp.                  91,153                 6,243,981
American International Group, Inc.     595,816                50,793,314
AON Corp.                               85,385                 5,293,870

Berkshire Hathaway, Inc., Class
  A(1)(2)                                   80                 5,160,000
Berkshire Hathaway, Inc., Class
  B(1)                                      21                    45,108
Chubb Corp.                            101,050                 6,214,575
Conseco, Inc.(2)                       100,000                 3,461,813
Delphi Financial Group, Inc.(1)         40,000                 1,865,000
General RE Corp.                       409,481                89,957,856
Jefferson-Pilot Corp.                   38,267                 2,324,720
Kansas City Life Insurance Co.          35,400                 2,955,900
Lab Holdings, Inc.                      35,960                   627,053
Marsh & McLennan Cos., Inc.          1,916,666               106,374,962
Mercury General Corp.                    2,000                    85,000


                        See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998
PORTFOLIO OF INVESTMENTS CONT'D


Security                             Shares                Value
--------------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------------
Mutual Risk Management Ltd.          1,043,500             $  35,283,344
Progressive Corp.                      285,085                41,978,766
Protective Life Corp.                   64,346                 2,384,824
Safeco Corp.                            12,122                   525,034
St. Paul Cos., Inc. (The)              269,024                 8,911,420
SunAmerica, Inc.                     1,810,644               127,650,401
Torchmark Corp.                        222,850                 9,749,688
UICI(1)                                 57,257                   844,541
UICI(1)(2)                             180,000                 2,653,892
UNUM Corp.                             251,200                11,162,700
--------------------------------------------------------------------------------
                                                           $ 576,978,907
--------------------------------------------------------------------------------

Investment Services -- 0.7%
--------------------------------------------------------------------------------
E*Trade Group, Inc.(1)(2)              100,000             $   1,766,250
Merrill Lynch & Co., Inc.              349,756                20,723,043
Morgan Stanley Dean Witter & Co.       232,519                15,055,605
Morgan Stanley Dean Witter &
  Co.(2)                                52,000                 3,361,388
Price (T. Rowe) Associates, Inc.        86,716                 3,083,838
Schwab (Charles) and Co., Inc.          44,500                 2,133,219
--------------------------------------------------------------------------------
                                                           $  46,123,343
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.2%
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.(2)        500,000             $  13,870,600
Sunterra Corp.(1)(2)                    50,000                   473,971
--------------------------------------------------------------------------------
                                                           $  14,344,571
--------------------------------------------------------------------------------

Medical Products -- 5.8%
--------------------------------------------------------------------------------
Allegiance Corp.                        45,322             $   1,685,412
Ballard Medical Products               251,058                 5,334,983
Bausch & Lomb, Inc.                    123,919                 5,165,873
Baxter International, Inc.           1,166,028                69,888,802
Becton, Dickinson and Co.                7,020                   295,718
Becton, Dickinson and Co.(2)            28,980                 1,219,806
Boston Scientific Corp.(1)             539,850                29,388,084
Dentsply International, Inc.            42,000                 1,081,500
ESC Medical Systems Ltd.(1)             30,000                   243,750
ESC Medical Systems Ltd.(1)(2)         150,000                 1,214,180
Guidant Corp.                          100,000                 7,650,000
Heartport, Inc.(1)                      41,026                   174,361
Hillenbrand Industries, Inc.           647,898                38,347,463
Johnson & Johnson Co.                1,350,723               110,083,924
Marquette Medical Systems, Inc.(1)      55,000             $   2,450,938
Medtronics, Inc.                     1,103,098                71,701,369
Schein (Henry), Corp.(1)               555,700                21,498,644
Schein (Henry), Corp.(1)(2)             17,000                   656,372
Schein (Henry), Corp.(1)(2)            281,000                10,853,069
Sofamor Danek Group, Inc.(1)           223,000                22,662,375
St. Jude Medical,  Inc.(1)              42,144                 1,190,568
Steris Corp.(1)                         78,394                 1,803,062
--------------------------------------------------------------------------------
                                                           $ 404,590,253
--------------------------------------------------------------------------------

Metals - Gold -- 0.0%
--------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold,
  Inc.                                   6,000             $      73,875
--------------------------------------------------------------------------------
                                                           $      73,875
--------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------------
Cyprus Amax Minerals Co.                20,950             $     260,566
Nucor Corp.(2)                          22,648                 1,025,553
--------------------------------------------------------------------------------
                                                           $   1,286,119
--------------------------------------------------------------------------------

Minerals and Fertilizer -- 0.1%
--------------------------------------------------------------------------------
Mississippi Chemical Corp.             272,180             $   3,929,599
Potash Corp. of Saskatchewan               105                     7,284
--------------------------------------------------------------------------------
                                                           $   3,936,883
--------------------------------------------------------------------------------

Natural Gas Distribution -- 0.1%
--------------------------------------------------------------------------------
Columbia Energy Group                    1,121             $      64,849
Dynegy, Inc.                           290,000                 4,350,000
KN Energy, Inc.                         20,000                   993,750
National Fuel Gas Co.                    2,000                    94,500
Sonat, Inc.                            107,200                 3,249,500
--------------------------------------------------------------------------------
                                                           $   8,752,599
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.9%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                     739,234             $  16,309,350
Halliburton Co.                        401,675                14,435,195
National-Oilwell, Inc.(1)               50,000                   793,750
National-Oilwell, Inc.(1)(2)           416,400                 6,597,129
Newpark Resources, Inc.(1)             110,000                 1,038,125
Noble Drilling, Inc.(1)                170,000                 2,921,875


                       See notes to financial statements

Tax-Managed Growth Portfolio  as of October 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Security                              Shares               Value
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
--------------------------------------------------------------------------------
Patterson Energy, Inc.(1)              200,000             $   1,237,500
Schlumberger Ltd.                      367,470                19,292,175
Syntroleum Corp.(1)                      2,735                    26,153
Weatherford International(1)            56,750                 1,542,891
--------------------------------------------------------------------------------
                                                           $  64,194,143
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 1.0%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.             1,654,000             $  56,029,249
Apache Corp.                           127,003                 3,595,772
Burlington Resources, Inc.             119,335                 4,915,110
Oryx Energy Co.(1)                     369,103                 5,167,442
Triton Energy, Ltd.(1)                     700                     7,613
Union Pacific Resources Group, Inc.     79,795                 1,037,335
USX-Marathon Group                      50,895                 1,663,630
--------------------------------------------------------------------------------
                                                           $  72,416,151
--------------------------------------------------------------------------------

Oil and Gas - Integrated -- 1.0%
--------------------------------------------------------------------------------
Amoco Corp.                            282,730             $  15,868,221
Atlantic Richfield Co.                  42,450                 2,923,744
British Petroleum Co. PLC                  508                    44,926
Chevron Corp.                           55,600                 4,531,400
Exxon Corp.                            215,675                15,366,844
Mobil Corp.                            200,645                15,186,318
Murphy Oil Corp.                        29,700                 1,226,981
Phillips Petroleum Co.                     979                    42,342
Quaker State Corp.                      90,758                 1,281,957
Royal Dutch Petroleum Co.               26,361                 1,298,279
Texaco, Inc.                             1,914                   113,524
Tosco Corp.                                300                     8,419
Tosco Corp.(2)                         314,619                 8,823,110
--------------------------------------------------------------------------------
                                                           $  66,716,065
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.6%
--------------------------------------------------------------------------------
Caraustar Industries, Inc.             224,961             $   5,342,824
Champion International Corp.            52,192                 1,666,882
Fort James Corp.                        56,401                 2,273,665
Georgia-Pacific Corp. - G-P Group      305,098                15,788,822
Georgia-Pacific Corp. - G-P
  Group(2)                              14,133                   730,469
Georgia-Pacific Corp. - Timber
  Group                                305,098                 6,769,362
Louisiana Pacific Corp.                 55,364                   982,711
Mead Corporation (The)                  38,768                 1,226,038
Union Camp Corp.                        80,309                 3,453,287
Weyerhaeuser Co.                        61,755                 2,890,906
Willamette Industries, Inc.             53,000                 1,643,000
--------------------------------------------------------------------------------
                                                           $  42,767,966
--------------------------------------------------------------------------------


Photography -- 0.1%
--------------------------------------------------------------------------------
Eastman Kodak Co.                       47,200             $   3,658,000
--------------------------------------------------------------------------------
                                                           $   3,658,000
--------------------------------------------------------------------------------

Printing and Business Products -- 0.7%
--------------------------------------------------------------------------------
American Business Products, Inc.       261,355             $   4,851,402
Avery Dennison Corp.                   803,004                33,274,478
Bowne & Co., Inc.                      172,640                 2,319,850
Consolidated Graphics, Inc.(1)          35,064                 1,663,349
Corporate Express, Inc.(1)              92,486                 1,080,930
Danka Business Systems, PLC              1,000                     5,563
Deluxe Corp.                            80,675                 2,611,853
Donnelley (R.R.) & Sons Co.             32,896                 1,418,640
Harland (John H.) Co.                   51,540                   747,330
Ikon Office Solutions, Inc.            115,500                 1,090,031
Workflow Management, Inc.(1)            79,508                   457,170
--------------------------------------------------------------------------------
                                                           $  49,520,596
--------------------------------------------------------------------------------

Publishing -- 1.9%
--------------------------------------------------------------------------------
Belo (A.H.) Corp.                      110,220             $   2,004,626
Dow Jones & Co., Inc.                1,111,000                50,897,688
Gannett Co., Inc.                      280,900                17,380,688
Houghton Mifflin Co.                    97,400                 3,798,600
McGraw-Hill Companies, Inc. (The)      455,608                40,976,245
Meredith Corp.                         190,000                 7,030,000
The MacClatchy Co., Class A             48,066                 1,631,240
Times Mirror Co., Class A              151,670                 8,408,206
--------------------------------------------------------------------------------
                                                           $ 132,127,293
--------------------------------------------------------------------------------

Real Estate -- 0.5%
--------------------------------------------------------------------------------
Avalonbay Communities, Inc.             55,000             $   1,766,875
Catellus Development Corp.(1)          290,000                 3,987,500
Equity Office Properties Trust           2,812                    67,488
Grubb and Ellis Co.(1)(2)              100,000                   973,375

                       See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                              Shares               Value
--------------------------------------------------------------------------------

Real Estate (continued)
--------------------------------------------------------------------------------
LaSalle Partners, Inc.(1)(2)           213,193             $   6,231,738
Patriot America Hospitality, Inc.      132,212                 1,173,382
Redwood Trust, Inc.                     71,710                   986,013
Rouse Co. (The)                        127,700                 3,583,581
Trammell Crow Co.(1)(2)                876,098                18,914,043
Ventas, Inc.(1)                         25,600                   292,800
--------------------------------------------------------------------------------
                                                           $  37,976,795
--------------------------------------------------------------------------------

Restaurants -- 1.1%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                   48,193             $     948,800
Boston Chicken, Inc.(1)(3)              38,500                       385
Brinker International, Inc.(1)         446,376                10,796,720
CKE Restaurants, Inc.(2)               100,000                 2,629,496
CKE Restaurants, Inc.(2)                10,000                   262,599
Lone Star Steakhouse and Saloon,
  Inc.(1)                              145,981                 1,167,848
Lone Star Steakhouse and Saloon,
  Inc.(1)(2)                           200,000                 1,597,333
McDonald's Corp.                       263,100                17,594,813
Outback Steakhouse, Inc.(1)             77,101                 2,669,622
Outback Steakhouse, Inc.(1)(2)         130,181                 4,498,502
Outback Steakhouse, Inc.(1)(2)         250,000                 8,641,823
Papa John's International, Inc.(1)      25,807                   979,861
Papa John's International,
  Inc.(1)(2)                            51,744                 1,961,381
Sonic Corp.(1)(2)                       47,338                   897,923
Starbucks Corp.(1)                     342,000                14,834,250
Tricon Global Restaurants, Inc.(1)     175,767                 7,645,865
--------------------------------------------------------------------------------
                                                           $  77,127,221
--------------------------------------------------------------------------------

Retail - Food and Drug -- 4.3%
--------------------------------------------------------------------------------
Albertson's, Inc.                    2,090,219             $ 116,137,792
CVS Corp.                            1,980,000                90,461,249
General Nutrition Companies,
  Inc.(1)                               44,460                   647,449
Hannaford Brothers Co.                  30,849                 1,351,572
Kroger Co. (The)(1)                     22,800                 1,265,400
Rite Aid Corp.                           6,000                   238,125
Safeway, Inc.(1)                     1,677,501                80,205,516
Walgreen Co.                            13,750                   669,453
Whole Foods Market, Inc.(1)             90,000                 3,605,625
Winn-Dixie Stores, Inc.                220,221                 7,473,750
--------------------------------------------------------------------------------
                                                           $ 302,055,931
--------------------------------------------------------------------------------

Retail - General -- 2.0%
--------------------------------------------------------------------------------
99 (cent) Only Stores(1)(2)            342,670             $  15,836,337
Casey's General Stores, Inc.(2)         75,000                 1,048,688
Dayton Hudson Corp.                        270                    11,441
Department 56, Inc.(1)                 190,000                 5,925,625
Dollar General Corp.                    25,625                   611,797
Dollar Tree Stores, Inc.(1)            292,500                11,279,531
Dollar Tree Stores, Inc.(1)(2)         247,792                 9,549,109
Harcourt General, Inc.                 216,416                10,536,754
May Department Stores Co. (The)        104,008                 6,344,488
Nordstrom, Inc.                         27,610                   754,098
Penney (J.C.) Company, Inc.          1,101,673                52,329,468
Wal-Mart Stores, Inc.                  396,890                27,385,410
--------------------------------------------------------------------------------
                                                           $ 141,612,746
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.3%
--------------------------------------------------------------------------------
Abercrombie and Fitch Co., Class
  A(1)                                   2,802             $     111,204
Burlington Coat Factory Warehouse
  Corp.                                543,600                 8,154,000
CompUSA, Inc.(1)                         1,000                    13,875
Home Depot, Inc. (The)               2,374,361               103,284,703
Limited, Inc. (The)                    205,000                 5,253,125
Lowe's Companies, Inc.                  60,000                 2,021,250
Office Depot, Inc.(1)                  140,000                 3,500,000
OfficeMax, Inc.(1)                     300,000                 2,737,500
Pep Boys - Manny, Moe & Jack (The)      35,476                   554,313
Pep Boys - Manny, Moe & Jack
  (The)(2)                              62,500                   975,911
Pier 1 Imports, Inc.(2)                150,000                 1,385,766
Pier 1 Imports, Inc.(2)                 75,000                   692,594
Republic Industries, Inc.(1)         1,748,523                28,085,651
Staples, Inc.(1)                        50,000                 1,631,250
Tiffany and Co.                         22,000                   710,875
TJX Companies, Inc. (The)                  500                     9,469
Toys "R" Us, Inc.(1)                    73,255                 1,433,051
--------------------------------------------------------------------------------
                                                           $ 160,554,537
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 1.4%
--------------------------------------------------------------------------------
Corning, Inc.                          130,000             $   4,720,625
Dexter Corp. (The)                      36,139                 1,057,066
Ecolab, Inc.                         2,088,536                62,395,012
International Flavors &
Fragrances, Inc.                       148,101                 5,544,531
International Specialty Products,
  Inc.(1)                               59,000                   792,813
MacDermid, Inc.                         30,000                 1,098,750
Millipore Corp.                        261,340                 6,435,498


                       See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                              Shares              Value
--------------------------------------------------------------------------------

Specialty Chemicals and Materials (continued)
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing
  Co.                                   37,685             $   3,014,800
Morton International, Inc.              34,000                   845,750
Nalco Chemical Co.                     224,852                 6,956,359
Pall Corp.                             216,000                 5,454,000
--------------------------------------------------------------------------------
                                                           $  98,315,204
--------------------------------------------------------------------------------

Tobacco -- 0.2%
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.               215,494             $  11,017,131
--------------------------------------------------------------------------------
                                                           $  11,017,131
--------------------------------------------------------------------------------

Transportation -- 0.4%
--------------------------------------------------------------------------------
Arnold Industries, Inc.                148,543             $   1,893,923
Burlington Northern Santa Fe Corp.     188,799                 5,829,169
Coach USA, Inc./(1)/                   168,889                 4,528,336
Coach USA, Inc./(1)//(2)/              185,676                 4,975,451
FDX Corp./(1)/                          93,723                 4,926,315
Heartland Express, Inc./(1)/           250,000                 4,500,000
Union Pacific Corp.                     92,081                 4,385,358
--------------------------------------------------------------------------------
                                                           $  31,038,552
--------------------------------------------------------------------------------

Trucks and Parts -- 0.0%
--------------------------------------------------------------------------------
Paccar, Inc.                            46,602             $   2,033,012
--------------------------------------------------------------------------------
                                                           $   2,033,012
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $4,918,536,928)                       6,503,610,020
--------------------------------------------------------------------------------

Put Options Purchased -- 0.1%

Computers and Business Equipment -- 0.1%
--------------------------------------------------------------------------------
Dell Computer, Expires 1/16/99,
  Strike Price 45                      250,000             $     468,750
Dell Computer, Expires 1/16/99,
  Strike Price 50                      250,000                   718,750
Dell Computer, Expires 2/20/99,
  Strike Price 50                      250,000                   906,250
Dell Computer, Expires 2/20/99,
  Strike Price 55                      500,000                 2,500,000
--------------------------------------------------------------------------------
                                                           $   4,593,750
--------------------------------------------------------------------------------

Total Put Options Purchased
    (identified cost $5,771,939)                           $   4,593,750
--------------------------------------------------------------------------------

Convertible Preferred Stocks-- 0.3%

Entertainment -- 0.3%
--------------------------------------------------------------------------------
Time Warner Inc., Series J/(3)/        100,187             $  19,992,930
Time Warner Inc., Series J/(3)/         21,410                 4,263,952
--------------------------------------------------------------------------------
                                                           $  24,256,882
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
American General Corp., Series D        21,474             $   1,256,229
--------------------------------------------------------------------------------
                                                           $   1,256,229
--------------------------------------------------------------------------------

Insurance -- 0.0%
--------------------------------------------------------------------------------
Aetna, Inc., Series C                      449             $      32,104
--------------------------------------------------------------------------------
                                                           $      32,104
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
    (identified cost $14,428,021)                          $  25,545,215
--------------------------------------------------------------------------------

Commercial Paper -- 7.0%

                                    Face Amount
Name of Company                     (000's omitted)        Value
--------------------------------------------------------------------------------
Corporate Asset Funding, Inc.,
  5.55%, 11/2/98                    $   12,813             $  12,811,025
Corporate Receivables Corp.,
  5.65%, 11/2/98                        85,000                84,986,660
CXC, Inc., 5.65%, 11/2/98               95,000                94,985,090
Ford Motor Credit Co., 4.98%,
  11/2/98                               20,733                20,730,132
Ford Motor Credit Co., 5.13%,
  11/4/98                               93,075                93,035,210
General Electric Capital Co.,
  5.69%, 11/2/98                        95,000                94,984,985
Panasonic Finance, 5.64%, 11/2/98        8,313                 8,311,698
Prudential Funding Corp., 4.95%,
  11/3/98                               75,000                74,979,375
--------------------------------------------------------------------------------
Total Commercial Paper
    (identified cost $484,824,175)                        $  484,824,175
--------------------------------------------------------------------------------
Total Investments-- 100.5%
    (identified cost $5,423,561,063)                      $7,018,573,160
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.5)%                  $  (32,894,676)
--------------------------------------------------------------------------------

Net Assets -- 100.0%                                      $6,985,678,484
--------------------------------------------------------------------------------

ADR-American Depositary Receipt
/(1)/ Non-income producing security.
/(2)/ Security restricted from resale for a period not exceeding two years.
      These securities may be distributed to investors in payment for capital withdrawals. At October 31, 1998, the value of these securities amounted to $404,092,153 or 5.8% of net assets.
/(3)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                        See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998
FINANCIAL STATEMENTS
Statement of Assets and Liabilities


As of October 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost $5,423,561,063)                      $7,018,573,160
Cash                                                             140,335
Receivable for investments sold                               30,029,857
Dividends and interest receivable                              4,969,250
Tax reclaim receivable                                            27,580
Other assets                                                      15,734
Prepaid expenses                                                 375,518
Deferred organization expenses                                     4,528
--------------------------------------------------------------------------------
Total assets                                              $7,054,135,962
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                         $   68,280,650
Payable to affiliate for Trustees' fees                              190
Other accrued expenses                                           176,638
--------------------------------------------------------------------------------
Total liabilities                                         $   68,457,478
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                             $6,985,678,484
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                           $5,390,665,865
Net unrealized appreciation (computed on the basis
    of identified cost)                                    1,595,012,619
--------------------------------------------------------------------------------
Total                                                     $6,985,678,484
--------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
October 31, 1998
Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $555,644)                $   54,405,581
Interest                                                      11,564,060
--------------------------------------------------------------------------------
Total investment income                                   $   65,969,641
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                    $   24,370,514
Trustees fees and expenses                                        30,273
Custodian fee                                                    729,631
Legal and accounting services                                    129,922
Amortization of organization expenses                              2,176
Miscellaneous                                                    384,423
--------------------------------------------------------------------------------
Total expenses                                            $   25,646,939
--------------------------------------------------------------------------------

Net investment income                                     $   40,322,702
--------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)       $  (88,268,073)
--------------------------------------------------------------------------------
Net realized loss                                         $  (88,268,073)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                   $  540,179,532
--------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation)                                        $  540,179,532
--------------------------------------------------------------------------------

Net realized and unrealized gain                          $  451,911,459
--------------------------------------------------------------------------------

Net increase in net assets from operations                $  492,234,161
--------------------------------------------------------------------------------

                       See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998
FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

Increase (Decrease)                    Year Ended              Year Ended
in Net Assets                          October 31, 1998        October 31, 1997
--------------------------------------------------------------------------------
From operations--
     Net investment income            $      40,322,702       $      14,399,615
     Net realized gain (loss)               (88,268,073)             52,637,579
     Net change in unrealized
         appreciation (depreciation)        540,179,532             375,109,348
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                  $     492,234,161       $     442,146,542
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                    $   4,084,235,841       $   1,907,707,281
     Withdrawals                           (462,237,336)           (415,207,575)
--------------------------------------------------------------------------------
Net increase in net assets from
     capital transactions             $   3,621,998,505       $   1,492,499,706
--------------------------------------------------------------------------------

Net increase in net assets            $   4,114,232,666       $   1,934,646,248
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                  $   2,871,445,818       $     936,799,570
--------------------------------------------------------------------------------
At end of year                        $   6,985,678,484       $   2,871,445,818
--------------------------------------------------------------------------------



                       See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998
FINANCIAL STATEMENTS CONT'D
Supplementary Data


                                                                                       Year Ended October 31,
                                                                ---------------------------------------------------------------
                                                                        1998               1997                  1996(1)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   0.50%               0.56%                0.66%(2)
Net investment income                                                      0.78%               0.81%                0.91%(2)
Portfolio Turnover                                                           12%                 14%                   6%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                            $  6,985,678        $  2,871,446           $  936,800
-------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, December 1, 1995, to October 31, 1996.
(2) Annualized.



                       See notes to financial statements

Tax-Managed Growth Portfolio as of October 31, 1998
NOTES TO FINANCIAL STATEMENTS

1    Significant Accounting Policies
    ----------------------------------------------------------------------------
     Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which is organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

     C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, are being amortized on the straight-line basis over five years.

     D Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

     F Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

Tax-Managed Growth Portfolio as of October 31, 1998
NOTES TO FINANCIAL STATEMENTS CONT'D


     G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

     H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2    Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 1998, the adviser fee was 0.47% of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1998, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3    Investment Transactions
    ----------------------------------------------------------------------------
     Purchases and sales of investments, other than short-term obligations, aggregated $2,151,267,687 and $608,237,096, respectively. In addition, investments having an aggregate market value of $136,368,120 at dates of withdrawal were distributed in payment for capital withdrawals resulting in capital gains for book purposes of $125,868,954. During the year ended October 31, 1998, investors contributed securities with a value of $1,855,101,919.


4    Federal Income Tax Basis of Investment
    ----------------------------------------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                      $2,952,967,635
     --------------------------------------------------------------------
     Gross unrealized appreciation                       $4,098,117,808

     Gross unrealized depreciation                          (32,512,283)
     --------------------------------------------------------------------

     Net unrealized appreciation                         $4,065,605,525
    ---------------------------------------------------------------------


5    Financial Instruments
    ----------------------------------------------------------------------------
     The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

     The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     The Portfolio did not have any open obligations under these financial instruments at October 31, 1998.

6    Line of Credit
    ----------------------------------------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $80 million ($130 million effective November 12, 1998) unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund

Tax-Managed Growth Portfolio as of October 31, 1998
NOTES TO FINANCIAL STATEMENTS CONT'D


     based on its borrowings at the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 1998.

7    Subsequent Event
    ----------------------------------------------------------------------------
     Effective November 1, 1998, the Portfolio changed its fiscal year-end to December 31.

Tax-Managed Growth Portfolio as of October 31, 1998
INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors
of Tax-Managed Growth Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of October 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1998 and 1997, and the supplementary data for the years ended October 31, 1998 and 1997 and for the period from the start of business, December 1, 1995 to October 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio as of October 31, 1998, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.


                                         DELOITTE & TOUCHE LLP
                                         Boston, Massachusetts
                                         December 4, 1998

Tax-Managed Growth Portfolio as of October 31, 1998
INVESTMENT MANAGEMENT


Tax-Managed Growth Portfolio


Officers
James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees
Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Co.

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant